Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities that are carried at fair value on a recurring basis

	December 31, 2025
	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$15	$—
Foreign exchange forward contracts designated as hedging instruments	—	454	—
Convertible notes	—	—	15,400
Marketable securities	289	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(175)	—
Foreign exchange forward contracts designated as hedging instruments	—	(235)	—
Contingent consideration[1]	—	—	(12,513)
	$289	$59	$2,887

	December 31, 2024
	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$71	$—
Foreign exchange forward contracts designated as hedging instruments	—	4,005	—
Convertible notes	—	—	10,486
Marketable securities	596	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(21)	—
Foreign exchange forward contracts designated as hedging instruments	—	(3)	—
Contingent consideration¹	—	—	(12,694)
	$596	$4,052	$(2,208)

Schedule of fair value measurements are estimated utilizing Level 3 inputs

	December 31,
	2025	2024
	(U.S. $ in thousands)
Fair value at the beginning of the period	$(2,208)	$(11,585)
Acquisitions of Contingent considerations	(102)	—
Investments in Convertible notes	10,325	5,368
Note and accrued interest converted to ordinary shares	(6,969)	—
Revaluation of Contingent considerations	(1,031)	4,897
Revaluation of Convertible notes and interest accrued	1,558	(1,900)
Settlements of Contingent considerations	1,314	1,012
Fair value at the end of the period	$2,887	$(2,208)